PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions	3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ 0	$ 0
Depreciation					1,805,202	$ 1,239,397
Increase (Decrease) in Construction Payables					6,300,000
Future capital expenditure commitment current	$ 3,500,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Payments for Construction in Process	$ 2,900,000	¥ 18.2	$ 2,900,000	¥ 18.2
Cathay Bank [Member]
Property, Plant and Equipment [Line Items]
Secured debt					700,000		$ 700,000
Dongguan Rural Commercial Bank [Member]
Property, Plant and Equipment [Line Items]
Proceeds from bank					$ 7,100,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire productive assets							35,100,000	¥ 223.4
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs							41,300,000	263.5
Payments to acquire productive assets							6,200,000	40.1
Dogness Culture [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs							300,000	2.2
Business Combination, Consideration Transferred							$ 300,000	¥ 2.1